INVESTMENT IN TREASURY METALS (Details 3)	Dec. 31, 2020 CAD ($)
Investment In Treasury Metals
Current assets	$ 6,179
Non-current assets	176,710
Total assets	182,889
Current liabilities	4,877
Non-current liabilities	4,959
Liabilities	9,837
Net assets	$ 173,053